Investment Strategy	Apr. 30, 2026
Dan IVES Wedbush AI Revolution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in theDan Ives AI 30 Research Report (the “AI Report”). The AI Report was originally created by Dan Ives while he was employed at WedbushSecurities Inc. (“Wedbush”). Dan Ives will continue to compile the AI Report in his new role as Partner and Senior Managing Director, TechAnalyst at Yorkville Ives & Co., LLC, pending certain regulatory approvals. The AI Report is a publicly available research report, comprising companies that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations. The AI Report is released on a semi-annual basis, but may be released more frequently in the event there are materials developments in the AI industry. Pending the necessary regulatory approvals for Mr. Ives to continue to compile the AI Report, the Equity Research team of Wedbush Securities Inc. (“Wedbush”), in lieu of Dan Ives, will monitor for material developments in the AI industry and update the AI Report as appropriate.

AI technologies encompass a wide array of methodologies and applications, including machine learning (supervised, unsupervised, and reinforcement learning), deep learning, natural language processing, neural networks, and generative AI models. These technologies rely on enabling infrastructure such as high-performance semiconductors, cloud computing platforms, and advanced data analytics tools.

The Index is constructed and maintained by Solactive AG (the “Index Provider”). The Index was created by Wedbush Fund Advisers, LLC (the “Adviser”) together with the Index Provider, and is licensed for use by the Fund. The Index Provider is not affiliated with the Fund or the Adviser.

The Index is constructed using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) that begins with an initial universe of companies that: (1) are included in the AI Report; (2) are included in the Solactive GBS Global Markets All Cap USD Index, an index designed to track the performance of companies of all capitalizations from developed and emerging market countries; (3) are listed on The Nasdaq Stock Market LLC, the New York Stock Exchange, or NYSE American; and (4) have a minimum market capitalization of $250 million and a minimum average daily traded value for the last 3 months greater than or equal to $1.5 million.

From the eligible universe, the Index Provider applies a proprietary natural language processing algorithm process that seeks to identify companies that generate at least 50% of their revenues from one of the following AI categories (each category, an “AI Business” and each company, an “AI Company”):

•        AI Software & Generative AI:    Companies developing AI or machine learning software, including generative AI tools.

•        Cloud Infrastructure Services:    Providers of infrastructure-as-a-service, enabling AI model training, and deployment.

•        AI Semiconductors:    Manufacturers and designers of semiconductors essential to AI applications.

•        Network and Infrastructure:    Developers of servers, storage, and networking equipment for AI workloads.

•        AI Services:    Firms offering consulting, implementation, and operational support for AI-driven solutions.

•        Technology Hardware & Equipment:    Producers of computers, peripherals, and electronic instruments essential to AI applications.

The Index Provider has developed its own proprietary software tool designed to identify thematic exposure in corporations using various data sources. ARTIS® works as a multidimensional classification tool that is designed to generate a deeper understanding of the products and services a company offers compared to a traditional one-dimensional sector classification system. There are two main drivers of a company’s ARTIS® Score: the frequency with which a company is referenced in relation to the respective set of keywords (“Term Frequency”) as well as the keywords’ relative importance (“Inverse Document Frequency”). In general, the more words in common with the keywords a company has, the higher its ARTIS® Score will be. However, the impact a single keyword can have on the final score is limited, i.e., each keyword has a diminishing marginal score. The repetition of a single keyword is less important than matches of several different keywords. While the repetition of a keyword in a document will generally lead to a higher Term Frequency, the Inverse Document Frequency gives less weight to words that are common within the Search Corpus as a whole. Generally, the algorithm is deterministic, i.e., the same input will always lead to the same output. As such, there is no unexpected behavior in the results. Examples of keywords related to AI that may be used by ARTIS® include: Generative Adversarial Networks (GANs), Large Language Models (LLMs), Natural Language Processing (NLP), Neural Networks, Reinforcement Learning, High-Performance Computing (HPC), AI Chips, Graphics Processing Units (GPUs), AI Data Centers, Low-Latency Networking, and AI Integration. Other key terms may be used, in addition to those listed, and not all of the listed terms are necessarily used at the time of each reconstitution or rebalance.

The Index Provider uses sources such as company filings, financial news, business descriptions, press releases, and earnings call transcripts and is constantly analyzing new sources to add. This list can therefore change in the future. In order to be included in the Index, a company must be identified as having exposure to an AI Business based on the ranking it receives from ARTIS®, as determined by the Index Provider.

The Index is weighted using a proprietary mathematical formula based on the float-adjusted market capitalization of the constituents. Float-adjusted market capitalization is a measure of a company’s value based on the company’s shares available for public trading. The following further adjustments are applied to the weights of the index constituents:

•        Constituents with weights exceeding 4% are capped at 4%.

•        Constituents with weights below 1% are adjusted upward to a minimum weight of 1%.

Once these adjustments are applied, the weights of all index components, including those set to 4% and 1%, are scaled pro rata to ensure the total weight across all constituents equals 100%.

The Index is rebalanced and reconstituted on the third Friday of March, June, September, and December (effective the following business day). Additionally, the Index may be adjusted between regular rebalancings in the event a corporate action occurs involving one or more of the Index constituents.

During quarterly rebalancing, if the aggregate weight of companies with weights greater than 4.8% exceeds 50% of the total index weight, these companies are proportionally capped as a group so that their combined weight does not exceed 45%. The weights of these companies are reduced proportionally based on their original weights within the group. After applying the cap, any excess weight from the group is redistributed proportionally to companies outside the group, specifically those with initial weights below 4.8%. These redistributed weights are subject to a maximum individual weight of 4.5%.

Companies are included in the Index without regard to geographic location, and certain companies included in the Index may be located in emerging markets. As of the date of this Prospectus, the Index consisted of 30 issuers from the following countries or regions: The United States, China, Taiwan, Israel, and the Netherlands. The Index includes large-, mid-, and small-capitalization companies and may change over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of AI Companies. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the technology and AI industries or sectors. The components of the Index are likely to change over time.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index (or in investments that have economic characteristics that are substantially identical to the component securities of the Index) in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of AI Companies. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the technology and AI industries or sectors.
Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised exclusively of equity securities of the 50 highest-ranked large-capitalization companies in the United States, based on each company’s ReturnOnLeadership® (“ROL”) composite score.

The Index is constructed and maintained by Solactive AG (the “Index Provider”) using the ROL framework created by Indiggo LLC (“Indiggo”). The Index is licensed for use by the Fund. The Index Provider and Indiggo are not affiliated with the Fund or the Adviser.

The Index is constructed beginning with an initial universe of companies that are included in the Solactive GBS United States 500 Index, an index designed to track the performance of the largest 500 companies (by market capitalization) that are listed on an eligible national securities exchange in the United States. As of the date of this Prospectus, the eligible national securities exchanges include the New York Stock Exchange, NYSE MKT LLC, NYSE Arca, NASDAQ, Investors Exchange, and the Cboe BZX Exchange, Inc.

From the eligible universe, each company is assessed and ranked according to its ROL composite score, which reflects the company’s performance across four leadership fundamentals:

•        Connection to Purpose — the degree to which the company demonstrates a powerful and integrated objective.

•        Strategic Clarity — the presence of a clear strategy that inspires confidence among key stakeholders, including shareholders and employees.

•        Leadership Alignment — The degree to which an organization’s leadership gives visible signals that it is stable, motivated, and set up for success. Aligned leadership reduces the risk of failure and increases trust and accountability.

•        Focused Action — A measure of performance across a number of data points that signal how a company’s leadership drives performance.

For each fundamental, an individual score is computed based on a combination of structured and unstructured data, integrating analyst evaluations, statistical analyses, and generative artificial intelligence (“AI”)-based assessments. Unstructured data refers to textual content that is non-quantitative and presented in non-tabular form. Large language models and generative AI are employed to identify key leadership indicators from a wide range of publicly available information, including, but not limited to, information in regulatory filings (e.g., financial statements, annual reports, investor presentations) and publicly available websites. The data is then translated into metrics based on a proprietary framework in an objective, repeatable manner. All metrics for each fundamental are then combined into a composite score. The ROL composite score for each company is calculated as a weighted average of the four individual fundamental scores and the 50 companies with the highest ROL composite scores are selected as Index components.

The Index is rebalanced and reconstituted after the close of business on the last trading day of March, June, September, and December. The Index may be rebalanced between regular rebalance days in the event of a corporate action of one of the Index components, such as a distribution, share split, repurchase, spin off, merger or acquisition, insolvency, etc.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the components of the Index are not concentrated in any single industry.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index (or in investments that have economic characteristics that are substantially identical to the component securities the Index) in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the components of the Index are not concentrated in any single industry.
Wedbush LAFFER|TENGLER New Era Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed Fund that seeks to achieve its investment objective by investing in high-quality, large-cap stocks that Laffer Tengler Investments, Inc. (the “Sub-Adviser” or “LTI”) believes have strong earnings and dividend growth potential and an above market dividend yield.

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities of companies that meet LTI’s definition of “value companies.” LTI defines “value companies” as companies with a growing and safe dividend that reflects LTI’s view of the company’s future earnings power, balance sheet strength, and growing free cash flow. To identify value companies, LTI utilizes two valuation metrics that LTI believes are consistent indicators of value: Relative Dividend Yield (“RDY”) and Relative Price-to-Sales Ratio (“RPSR”). These indicators, both pioneered by the LTI team, are used to identify discrete periods of over- and under-valuation, security by security, and are supported by LTI’s rigorous and proprietary 12 Fundamental Factor research approach. The Fund will typically hold 25-35 positions and seeks to produce an above-market dividend yield with low turnover.

No assurance can be given that the Fund will achieve its investment objective, and you could lose all your investment in the Fund.

Investment Process

The Sub-Adviser intends to invest in high-quality, U.S. Large-Cap equities using its proprietary valuation metrics, RDY and RPSR.

After identifying companies with attractive valuations that fit the Sub-Adviser’s portfolio requirements, the Sub-Adviser conducts further research using a 12 Fundamental Factor research model (both qualitative and quantitative) to avoid owning stocks that are undervalued for legitimate reasons. The 12 Fundamental Factor research model involves the analysis of the following factors:

Qualitative Factors:

Catalyst for Outperformance

Franchise Value & Market Growth

Top Management/Board of Directors

Quantitative Factors:

Sales/Revenue Growth

Operating Margins

Relative P/E

Positive Free Cash Flow

Dividend Coverage/Growth

Asset Turnover Ratio

Use of Cash (buyback, debt, dividend)

Leverage

Financial Risk

The Fund uses a fundamental evaluation process that primarily considers a company’s dividend yield compared to the historical yield of the stock and also compared to the yield of the S&P 500, while also considering the company’s relative price-to-sales ratio as a secondary indicator. The RDY allows LTI to identify equities that are temporarily underperforming, and as a result may be attractively valued. The dividend income generated by these companies allows LTI to wait for the stock price to rebound and valuations to normalize, all while collecting a dividend that is yielding above and growing faster than the market rate. Other fundamental factors that are included in considering a stock for purchase are an analysis of the quantitative factors listed above, evaluation of the management team, and a qualitative look at factors such as market dominance, franchise value, and a catalyst for outperformance.

The primary indicator that a company’s stock has entered its “sell range” is when the stock’s dividend yield is lower than that of the S&P 500, on a relative basis, and one standard deviation away from its historical mean. Using a customized range for each position individually, the current relative yield is measured, and a sell range is established to indicate when a position has become overvalued, or fairly valued, in relation to both its own long-term averages and the market overall. Other fundamental factors that are included in the sell consideration are an analysis of the quantitative factors listed above, evaluation of the management team, and a qualitative look at factors such as market dominance, franchise value, and a catalyst for outperformance.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities of companies that meet LTI’s definition of “value companies.
Dan IVES Wedbush AI Power & Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Fund does not seek to outperform the Index and will not take temporary defensive positions in declining or volatile markets.

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI Power & Infrastructure 30 Research Report (the “AI Power Report”). The AI Power Report was originally created by Dan Ives while he was employed at Wedbush Securities Inc. (“Wedbush”). Dan Ives will continue to compile the AI Power Report in his new role as Partner and Senior Managing Director, Tech Analyst at Yorkville Ives & Co., LLC, pending certain regulatory approvals. The AI Power Report is a publicly available research report, comprised of companies that have been identified as contributing to the infrastructure supporting artificial intelligence (“AI”) through the development, production, or operation of power generation and fuel supply technologies (i.e., nuclear baseload, natural gas generation, and fuel transmission), grid infrastructure and data centers (being able to locate and operate data centers where there is reliable access to power), equipment and power management (managing power, cooling, and equipment to run AI data centers) and materials and enabling technologies (materials and technologies that facilitate the operation of AI data centers and the supply of power to those centers). The AI Power Report is released on a semi-annual basis may be released more frequently in the event there are material developments in any of the sectors from which companies included in the AI Power Report are identified. Pending the necessary regulatory approvals for Mr. Ives to continue to compile the AI Power Report, the Equity Research team of Wedbush will monitor for material developments in the sectors from which companies included in the AI Power Report are identified and update the AI Power Report as appropriate.

“AI” or “Artificial Intelligence” refers to the development and application of systems and software programs that simulate and enhance human cognitive functions, enabling machines to perform tasks traditionally requiring human intelligence. These tasks include decision-making, visual perception, speech recognition, language translation, and adaptive learning from data.

The Index is constructed and maintained by Solactive AG (“Solactive” or the “Index Provider”). The Index was created by Wedbush Fund Advisers, LLC (the “Adviser”) together with the Index Provider and is licensed for use by the Fund. The Index Provider is not affiliated with the Fund or the Adviser.

The Index is constructed using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) that begins with an initial universe of companies that: (1) are included in the AI Power Report; (2) are included in the Solactive GBS Global Markets All Cap USD Index, an index designed to track the performance of companies of all capitalizations from developed and emerging market countries; and (3) have a minimum market capitalization of $250 million and a minimum average daily traded value for the last 3 months greater than or equal to $1.5 million.

From the eligible universe, the Index Provider applies a proprietary natural language processing algorithm process that seeks to identify companies that generate at least 50% of their revenues from one or more of the following AI power and infrastructure categories set forth below (each such category is referred to as an “AI Power Business”). Each company that generates at least 50% of its revenues from one or more AI Power Businesses is referred to as an “AI Power Company”:

•        Grid Infrastructure & Data Centers:    Encompasses the physical grid assets and facilities that transport and deliver power to AI data centers and the hosts of AI data centers. Includes transmission infrastructure, substations, engineering contractors, and data center REITs providing land, power, interconnection, and colocation.

•        Materials & Enabling Technologies:    Upstream suppliers of essential inputs and specialized technologies without which AI power infrastructure cannot be built. Includes copper, uranium, optical components required to synchronize large AI training clusters, small modular reactor technology and other nuclear technology, nuclear components, and other foundational enabling materials.

•        Power Generation & Fuel Supply:    Covers the energy sources that supply the massive, always-on electricity load required for AI data centers. Includes nuclear baseload, natural gas generation, and fuel pipelines, plus on-site alternative generation (e.g., fuel cells) and renewable sources (solar, wind, hydro, nuclear, hydrogen), including those developing next-generation clean energy technologies.

•        Equipment & Power Management:    Represents the mission-critical hardware inside and around data centers that converts power from alternating current to direct current, cools AI facilities, and distributes and manages power at high densities. Includes liquid cooling systems, transformers, switchgear, uninterruptible power supply systems, high-amperage distribution, power electronics, and chip-level power delivery.

The Index Provider has developed its own proprietary software tool designed to identify thematic exposure in corporations using various data sources. ARTIS® works as a multidimensional classification tool that is designed to generate a deeper understanding of the products and services a company offers compared to a traditional one-dimensional sector classification system. There are two main drivers of a company’s ARTIS® Score: the frequency with which a company is referenced in relation to the respective set of keywords (“Term Frequency”) as well as the keywords’ relative importance (“Inverse Document Frequency”). In general, the more words in common with the keywords a company has, the higher its ARTIS® Score will be. However, the impact a single keyword can have on the final score is limited, i.e., each keyword has a diminishing marginal score. The repetition of a single keyword is less important than matches of several different keywords. While the repetition of a keyword in a document will generally lead to a higher Term Frequency, the Inverse Document Frequency gives less weight to words that are common within the Search Corpus as a whole. Generally, the algorithm is deterministic, i.e., the same input will always lead to the same output. As such, there is no unexpected behavior in the results. Examples of keywords related to AI power and infrastructure that may be used by ARTIS® include: Generative Adversarial Networks (GANs), Large Language Models (LLMs), Natural Language Processing (NLP), Neural Networks, Reinforcement Learning, High-Performance Computing (HPC), AI Chips, Graphics Processing Units (GPUs), AI Data Centers, Low-Latency Networking, and AI Integration. Other key terms may be used, in addition to those listed, and not all of the listed terms are necessarily used at the time of each reconstitution or rebalance.

The Index Provider uses sources such as company filings, financial news, business descriptions, press releases, and earnings call transcripts and is constantly analyzing new sources to add. This list can therefore change in the future. In order to be included in the Index, a company must be identified as having exposure to an AI Power Business based on the ranking it receives from ARTIS®, as determined by the Index Provider.

The Index is weighted using a proprietary mathematical formula based on the float-adjusted market capitalization of the constituents. Float-adjusted market capitalization is a measure of a company’s value based on the company’s shares available for public trading. The following further adjustments are applied to the weights of the index constituents:

•        Constituents with weights exceeding 4% are capped at 4%.

•        Constituents with weights below 1% are adjusted upward to a minimum weight of 1%

Once these adjustments are applied, the weights of all index components, including those set to 4% and 1%, are scaled pro rata to ensure the total weight across all constituents equals 100%.

The Index is reconstituted and rebalanced following the addition or deletion of AI Power Companies to or from the AI Report. The Index is also rebalanced on the third Friday of January, April, July and October (effective the following business day), even if no changes have been made to the AI Report since the date of the last rebalance. Additionally, the Index may be adjusted between regular rebalancings in the event a corporate action occurs involving one or more of the Index constituents.

During quarterly rebalancing, if the aggregate weight of companies with weights greater than 4.8% exceeds 50% of the total index weight, these companies are proportionally capped as a group so that their combined weight does not exceed 45%. The weights of these companies are reduced proportionally based on their original weights within the group. After applying the cap, any excess weight from the group is redistributed proportionally to companies outside the group, specifically those with initial weights below 4.8%. These redistributed weights are subject to a maximum individual weight of 4.5%.

Companies are included in the Index without regard to geographic location, and certain companies included in the Index may be located in emerging markets. As of the date of this Prospectus, the Index consisted of 30 issuers from the following countries or regions: United States; Canada; Europe. The Index includes large-, mid-, and small-capitalization companies and may change over time.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of AI Power Companies. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the industrials sector and electrical equipment industry. The components of the Index are likely to change over time.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index (or in investments that have economic characteristics that are substantially identical to the component securities the Index) in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of AI Power Companies. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in any industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, a significant portion of the Index is represented by securities of companies in the industrials sector and electrical equipment industry.